Leases (Details2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Chartered-in vessels
Operating Leased Assets [Line Items]
2013	$ 1,598
2014	33
Total	1,631
Office space
Operating Leased Assets [Line Items]
2013	219
2014	129
2015	92
2016	64
2017	51
2018 and thereafter	152
Total	$ 707